SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Class of Warrant or Right [Line Items]
Number of warrants		676,663
Number of Warrants	2,511,904	676,663	275,353	279,746	274,276
Exercise Price	$ 5.92	$ 18.25		$ 39.79	$ 48.48
Warrant One [Member]
Class of Warrant or Right [Line Items]
Number of warrants		149,447
Exercise price		$ 50.40
Issuance date	Mar. 29, 2022	Mar. 29, 2022
Expiry date	Mar. 29, 2027	Mar. 29, 2027
Number of Warrants	149,447
Exercise Price	$ 50.40
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Number of warrants		73,823
Exercise price		$ 18.00
Issuance date	Jun. 30, 2023	Jun. 30, 2023
Expiry date	Jun. 30, 2028	Jun. 30, 2028
Number of Warrants	73,823
Exercise Price	$ 18.00
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Number of warrants		147,000
Exercise price		$ 4.08
Issuance date	Sep. 30, 2021	Apr. 16, 2024
Expiry date	Sep. 30, 2031	Apr. 16, 2029
Number of Warrants	52,083
Exercise Price	$ 33.60
Warrant Four [Member]
Class of Warrant or Right [Line Items]
Number of warrants		254,310
Exercise price		$ 4.08
Issuance date	Nov. 01, 2024	Jun. 12, 2024
Expiry date	Nov. 01, 2034	Jun. 12, 2029
Number of Warrants	2,236,551
Exercise Price	$ 1.91
Warrant Five [Member]
Class of Warrant or Right [Line Items]
Number of warrants		52,083
Exercise price		$ 35.52
Issuance date		Sep. 30, 2021
Expiry date		Sep. 30, 2031